Commitments and Contingencies - Future Estimated Payments Related to Data Processing and Communication Charges (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 9,852
2015	10,114
2016	10,385
2017	10,664
2018	10,951
Total	$ 51,966